UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 2.7%
Consumer Staples — 0.9%
	Food Products — 0.8%
1,301	Archer-Daniels-Midland Co.	34,737
1,268	BRF - Brasil Foods S.A., (Brazil), ADR	23,268
1,906	Bunge Ltd.	139,443
704	Darling International, Inc. (a)	11,876
4,804	Devro plc, (United Kingdom)	23,609
1,156	Ingredion, Inc.	75,082
1,516	Nutreco N.V., (Netherlands)	123,708
1,710	Smithfield Foods, Inc. (a)	38,253
2,128	Tyson Foods, Inc., Class A	40,794
1,209	Viscofan S.A., (Spain)	59,160

		569,930

	Household Products — 0.1%
1,376	Svenska Cellulosa AB, (Sweden), Class B	27,879

	Total Consumer Staples	597,809

Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
2,914	Cresud SACIF y A, (Argentina), ADR	25,002

Health Care — 0.1%
	Pharmaceuticals — 0.1%
800	Bayer AG, (Germany)	72,402

Industrials — 0.3%
	Machinery — 0.3%
739	AGCO Corp. (a)	34,105
1,644	CNH Global N.V., (Netherlands) (a)	78,271
1,370	Deere & Co.	115,148

	Total Industrials	227,524

Materials — 1.4%
	Chemicals — 1.4%
1,010	Agrium, Inc., (Canada)	103,140
644	CF Industries Holdings, Inc.	137,835
2,099	Monsanto Co.	192,248
1,881	Mosaic Co. (The)	101,687
4,166	Potash Corp. of Saskatchewan, Inc., (Canada)	161,171
531	Syngenta AG, (Switzerland)	212,590
501	Yara International ASA, (Norway)	25,121

	Total Materials	933,792

	Total Common Stocks (Cost $1,856,325)	1,856,529

Investment Companies — 96.0%
	Alternative Assets — 18.3%
333,635	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	5,004,527
665,921	JPMorgan Realty Income Fund, Class R5 Shares (b)	7,531,563

	Total Alternative Assets	12,536,090

	Fixed Income — 64.3%
322,090	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	3,211,234
2,549,433	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	27,763,321
1,187,425	JPMorgan Real Return Fund, Institutional Class Shares (b)	13,227,914

	Total Fixed Income	44,202,469

	International Equity — 11.6%
99,438	iShares S&P Global Infrastructure Index Fund	3,505,189
396,265	JPMorgan Global Natural Resources Fund, Class R6 Shares (b)	4,457,987

	Total International Equity	7,963,176

	Money Market — 1.8%
1,246,111	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	1,246,111

	Total Investment Companies (Cost $64,540,241)	65,947,846

	Total Investments — 98.7% (Cost $66,396,566)	67,804,375
	Other Assets in Excess of Liabilities — 1.3%	919,259

	NET ASSETS — 100.0%	$68,723,634

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Fund’s website.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,262,776
Aggregate gross unrealized depreciation	(854,967)

Net unrealized appreciation/depreciation	$1,407,809

Federal income tax cost of investments	$66,396,566

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$67,804,375	$—	$—	$67,804,375

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Security — 1.0%
14,105	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.508%, 11/15/15 (e) (Cost $13,210)	14,061

Corporate Bonds — 15.7%
Consumer Discretionary — 4.5%
	Broadcasting & Cable TV — 0.8%
1,500	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	1,637
4,805	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	5,129
3,750	DISH DBS Corp., 7.125%, 02/01/16	4,205

		10,971

	Gaming — 1.0%
299	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)	309
500	Mandalay Resort Group, 7.625%, 07/15/13	515
	MGM Resorts International,
2,100	7.500%, 06/01/16	2,231
7,300	10.000%, 11/01/16	8,340
2,000	Seminole Hard Rock Entertainment, Inc., VAR, 2.889%, 03/15/14 (e) (m)	1,990

		13,385

	Household Durables — 0.4%
1,500	Lennar Corp., 12.250%, 06/01/17	2,010
2,680	Standard Pacific Corp., 10.750%, 09/15/16 (m)	3,283

		5,293

	Media — 2.0%
2,667	Cablevision Systems Corp., 8.625%, 09/15/17	3,060
5,400	Clear Channel Communications, Inc., 9.000%, 03/01/21	4,766
	Intelsat Luxembourg S.A., (Luxembourg),
275	11.250%, 02/04/17	292
10,700	PIK, 12.500%, 02/04/17 (m)	11,355
2,500	Local TV Finance LLC, 9.250%, 06/15/15 (e)	2,531
1,000	McClatchy Co. (The), 11.500%, 02/15/17	1,103
1,285	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	1,404
1,900	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)	2,090

		26,601

	Specialty Retail — 0.1%
1,650	Michael’s Stores, Inc., 11.375%, 11/01/16	1,726

	Textiles, Apparel & Luxury Goods — 0.2%
3,000	Quiksilver, Inc., 6.875%, 04/15/15	2,944

	Total Consumer Discretionary	60,920

Consumer Staples — 0.6%
	Food & Staples Retailing — 0.6%
	Rite Aid Corp.,
3,500	7.500%, 03/01/17	3,579
3,500	10.375%, 07/15/16	3,697

	Total Consumer Staples	7,276

Energy — 1.9%
	Energy Equipment & Services — 0.1%
1,725	Cie Generale de Geophysique - Veritas, (France), 9.500%, 05/15/16	1,854

	Oil, Gas & Consumable Fuels — 1.8%
2,000	Bill Barrett Corp., 9.875%, 07/15/16	2,190
2,425	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	2,810
2,000	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	2,255
2,500	EP Energy LLC/EP Energy Finance, Inc., 6.875%, 05/01/19 (e)	2,706
2,000	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	2,160
2,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/01/17	2,150
4,000	Plains Exploration & Production Co., 8.625%, 10/15/19	4,460
3,310	Stone Energy Corp., 8.625%, 02/01/17	3,525
NOK 5,000	Teekay LNG Partners LP, VAR, 7.100%, 05/03/17	903

		23,159

	Total Energy	25,013

Financials — 2.1%
	Capital Markets — 0.1%
1,310	E*TRADE Financial Corp., 6.000%, 11/15/17	1,326

	Commercial Banks — 1.3%
2,500	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	2,739
6,500	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.108%, 03/09/15	6,113
8,115	Wachovia Capital Trust III, VAR, 5.570%, 01/03/13 (m) (x)	8,085

		16,937

	Diversified Financial Services — 0.5%
10,100	ILFC E-Capital Trust I, VAR, 4.520%, 12/21/65 (e)	7,110

	Insurance — 0.2%
3,000	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)	2,970

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
	Total Financials	28,343

Industrials — 0.7%
	Airlines — 0.5%
6,358	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	6,740

	Commercial Services & Supplies — 0.0% (g)
420	R.R. Donnelley & Sons Co., 8.600%, 08/15/16	449

	Marine — 0.1%
900	Bluewater Holding B.V., (Netherlands), VAR, 3.330%, 07/17/14 (e)	835
990	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,007

		1,842

	Transportation Services — 0.1%
590	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	612

	Total Industrials	9,643

Information Technology — 0.9%
	Communications Equipment — 0.6%
9,600	Avaya, Inc., 7.000%, 04/01/19 (e)	8,616

	IT Services — 0.1%
1,200	First Data Corp., 6.750%, 11/01/20 (e)	1,209

	Software — 0.2%
2,000	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,145

	Total Information Technology	11,970

Materials — 2.7%
	Construction Materials — 0.9%
12,850	Cemex S.A.B. de C.V., (Mexico), VAR, 5.362%, 09/30/15 (e) (m)	12,592

	Containers & Packaging — 0.3%
	Berry Plastics Corp.,
3,182	VAR, 4.264%, 09/15/14	3,182
500	VAR, 5.090%, 02/15/15 (m)	500

		3,682

	Metals & Mining — 0.9%
	ArcelorMittal, (Luxembourg),
6,200	5.000%, 02/25/17	6,241
3,500	6.250%, 02/25/22	3,644
2,200	Noranda Aluminum Acquisition Corp., PIK, 4.524%, 05/15/15	2,068

		11,953

	Paper & Forest Products — 0.6%
4,275	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	4,542
3,543	Resolute Forest Products, 10.250%, 10/15/18	4,048

		8,590

	Total Materials	36,817

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.1%
1,050	Level 3 Financing, Inc., VAR, 4.469%, 02/15/15	1,047
450	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	492

		1,539

	Wireless Telecommunication Services — 1.0%
7,000	Sprint Capital Corp., 6.900%, 05/01/19	7,560
4,830	Sprint Nextel Corp., 7.000%, 08/15/20	5,205
1,000	VimpelCom Holdings B.V., (Netherlands), VAR, 4.362%, 06/29/14 (e) (m)	1,006

		13,771

	Total Telecommunication Services	15,310

Utilities — 1.2%
	Independent Power Producers & Energy Traders — 0.3%
4,000	GenOn Energy, Inc., 7.875%, 06/15/17	4,320

	Multi-Utilities — 0.9%
11,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	12,265

	Total Utilities	16,585

	Total Corporate Bonds (Cost $208,884)	211,877

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.3%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
25	General Motors Co., 4.750%, 12/01/13	1,012

Financials — 0.2%
	Insurance — 0.2%
3	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.454%, 10/29/49	2,320
	Total Preferred Stocks (Cost $3,421)	3,332

PRINCIPAL AMOUNT
Loan Participations & Assignments — 76.1%
Consumer Discretionary — 22.5%
	Auto Components — 0.7%
	Autoparts Holdings Ltd., Term Loan,
1,258	VAR, 6.500%, 07/29/17	1,251
642	VAR, 6.500%, 07/29/17	638
7,960	Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19	8,040

		9,929

	Automobiles — 0.8%
10,491	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	10,715

	Broadcasting & Cable TV — 1.5%
	Cequel Communications, Term Loan,
7,980	VAR, 4.000%, 02/14/19	8,000
20	VAR, 4.000%, 02/14/19	20
4,375	Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	4,400
3,791	Wide Open West, Term Loan, VAR, 6.250%, 07/17/18	3,831
3,723	Yankee Cable (RCN Telecom), Term Loan B, VAR, 5.250%, 08/26/16	3,757

		20,008

	Diversified Consumer Services — 0.8%
755	Realogy Corp., Extended Synthetic Commitments, VAR, 4.464%, 10/10/16	754
10,414	Realogy Corp., Extended Term Loan, VAR, 4.459%, 10/10/16	10,394

		11,148

	Gaming — 4.4%
16,391	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.458%, 01/28/18	14,681
4,504	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	4,499
4,000	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	4,103
	Isle of Capri Casinos, Inc., Term Loan B,
2,618	VAR, 4.750%, 11/01/13	2,647
90	VAR, 4.750%, 11/01/13	91
6,850	Jacobs Entertainment, Term Loan, VAR, 6.250%, 10/29/18	6,747
	Mohegan Tribal Gaming Authority, Term A Loan,
9,962	VAR, 5.500%, 03/31/15	9,869
25	VAR, 5.500%, 03/31/15	25
2,750	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	2,798
8,500	Northfield Park Associate, 2nd Lien Term Loan, VAR, 11/15/19 ^	8,458
5,424	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	5,559

		59,477

	Hotels, Restaurants & Leisure — 2.9%
793	Dine Equity, Inc., Term Loan B1, VAR, 4.250%, 10/19/17	799
	FOCUS Brands, Inc., 1st Lien Term Loan,
4,137	VAR, 6.250%, 02/21/18	4,179
80	VAR, 6.250%, 02/21/18	81
32	VAR, 6.250%, 02/21/18	33
202	VAR, 7.250%, 02/21/18	204
5,000	Hilton, Mezzenine B Loan, VAR, 2.414%, 11/12/15	4,800
3,793	Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	3,821
	MTL Publishing LLC, Term B Loan,
5,913	VAR, 5.500%, 06/29/18	5,969
1,568	VAR, 5.500%, 06/29/18	1,583
	NPC International, Term Loan,
4,653	VAR, 5.250%, 12/28/18	4,665
3,200	VAR, 5.250%, 12/28/18	3,208
	PF Chang’s China Bistro, Inc., Term Borrowing,
59	VAR, 5.250%, 06/22/19	59
3,541	VAR, 6.250%, 06/22/19	3,572
5,000	Wendy’s International, Term Loan, VAR, 4.750%, 05/15/19	5,043

		38,016

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Household Durables — 1.9%
	AOT Holdings Ltd., 1st Lien Senior Secured Term Loan,
2,448	VAR, 5.000%, 10/01/19	2,445
458	VAR, 5.000%, 10/01/19	458
4,743	VAR, 5.000%, 10/01/19	4,737
3,435	VAR, 5.000%, 10/01/19	3,431
458	VAR, 5.000%, 10/01/19	457
458	VAR, 5.000%, 10/01/19	457
8,230	Wilsonart International, Term Loan, VAR, 5.500%, 10/31/19	8,271
	Yankee Candle Co., Inc., 1st Lien Term Loan,
5,416	VAR, 5.250%, 04/02/19	5,464
331	VAR, 5.250%, 04/02/19	334
223	VAR, 5.250%, 04/02/19	226

		26,280

	Leisure Equipment & Products — 0.5%
	Freedom Group, Inc., Term B Loan,
7,327	VAR, 5.500%, 04/19/19	7,382
18	VAR, 6.500%, 04/19/19	18

		7,400

	Media — 5.2%
1,664	Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	1,671
1,309	Cengage Learning Acquisitions, Term Loan, VAR, 2.710%, 07/03/14	997
698	Cengage Learning Acquisitions, Tranche B Term Loan Extended, VAR, 5.710%, 07/05/17	518
2,500	Clear Channel Communications, Inc., Term Loan B, VAR, 3.859%, 01/29/16 ^	2,028
4,962	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	4,980
2,283	DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 5.750%, 10/12/18	2,287
	Entercom Radio LLC, Term Loan,
1,400	VAR, 5.000%, 11/23/18	1,404
203	VAR, 5.000%, 11/23/18	203
19	VAR, 6.000%, 11/23/18	19
8,825	Foxco Aquisitions, Initial Term Loan, VAR, 5.500%, 07/14/17	8,924
	Gray Television, Inc., 1st Lien Term Loan,
7,362	VAR, 4.750%, 10/12/19	7,379
2,301	VAR, 4.750%, 10/12/19	2,306
368	VAR, 4.750%, 10/12/19	369
184	VAR, 4.750%, 10/12/19	185
48	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	48
1,064	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	1,065
173	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	174
	Nexstar Broadcasting, Term Loan,
4,557	VAR, 12/03/19 ^	4,571
943	VAR, 12/03/19 ^	946
3,686	Radio One, Term Loan, VAR, 7.500%, 03/31/16	3,713
347	Univision Communications, Inc., Existing 1st Lien Term Loan, VAR, 2.209%, 09/29/14	347
16,878	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.459%, 03/31/17	16,475
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (i)	541
9,066	Warner Music Group Corp., 1st Lien Term Loan, VAR, 5.250%, 11/01/18	9,132

		70,282

	Specialty Retail — 3.8%
	99 Cents Only Stores, Tranche B-1 Loan,
1,111	VAR, 5.250%, 01/11/19	1,122
1,122	VAR, 5.250%, 01/11/19	1,133
8,750	Collective Brands, Inc., (Payless Shoesource) Term Loan, VAR, 7.250%, 10/09/19	8,837
	Gymboree, Initial Term Loan (A and R),
2,584	VAR, 5.000%, 02/23/18	2,492
255	VAR, 5.000%, 02/23/18	246
	Evergreen Acqco. 1 LP., 2012 New Term Loan,
9,458	VAR, 5.000%, 07/09/19	9,464
24	VAR, 5.000%, 07/09/19	24
	J. Crew, 1st Lien Term Loan,
3,902	VAR, 4.500%, 03/07/18	3,909
1,946	VAR, 4.500%, 03/07/18	1,949
1,839	VAR, 4.500%, 03/07/18	1,842
	Leslie’s Poolmart, Tranche B Term Loan,
461	VAR, 0.500%, 10/15/18	462
5,299	VAR, 5.250%, 10/16/19	5,312
2,000	Neiman Marcus, Extended Term Loan, VAR, 4.750%, 05/16/18	2,000
	Party City, Term Loan,
2,489	VAR, 5.750%, 07/27/19	2,511

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Specialty Retail — Continued
2,256	VAR, 5.750%, 07/27/19	2,275
1,944	VAR, 5.750%, 07/27/19	1,961
311	VAR, 5.750%, 07/27/19	314
4,950	PEP Boys, Term Loan, VAR, 5.000%, 10/11/18	4,975

		50,828

	Total Consumer Discretionary	304,083

Consumer Staples — 5.6%
	Food & Staples Retailing — 2.5%
5,970	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	5,952
	Rite Aid Corp., Tranche 2 Term Loan,
1,233	VAR, 1.960%, 06/04/14	1,222
1,224	VAR, 1.960%, 06/04/14	1,212
1,025	VAR, 1.960%, 06/04/14	1,015
23,818	SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	24,020

		33,421

	Food Products — 1.4%
9,150	Advancepierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	9,235
4,036	Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	4,037
	High Liner Foods, Inc., Term Loan,
2,695	VAR, 7.000%, 12/19/17	2,705
34	VAR, 7.000%, 12/19/17	35
	Smart Balance, Term Loan,
2,687	VAR, 7.000%, 07/02/18	2,710
7	VAR, 7.000%, 07/02/18	7

		18,729

	Household Products — 0.5%
1,837	Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16	1,771
5,000	Spectrum Brands, Term Loan, VAR, 4.500%, 11/01/19 ^	5,031

		6,802

	Media — 0.3%
3,515	Wavedivision Holdings LLC, Term Loan B, VAR, 5.500%, 08/09/19	3,559

	Personal Products — 0.9%
14,182	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	12,785

	Total Consumer Staples	75,296

Energy — 4.5%
	Energy Equipment & Services — 0.8%
3,218	Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17	3,206
8,775	MRC Global, Term Loan, VAR, 6.250%, 11/08/19	8,775

		11,981

	Oil, Gas & Consumable Fuels — 3.7%
13,054	Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	13,168
6,467	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	6,495
5,250	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	5,351
	Patriot Coal, DIP Term Loan,
1,617	VAR, 9.250%, 10/02/13	1,622
3,233	VAR, 9.250%, 10/02/13	3,243
20,000	Tallgrass Energy, Term Loan, VAR, 5.250%, 11/13/18	20,042

		49,921

	Total Energy	61,902

Financials — 3.3%
	Capital Markets — 0.2%
3,125	Walter Investment Corp., Term Loan, (Germany), VAR, 11/30/17^	3,127

	Consumer Finance — 0.7%
7,860	GMACM, Term A-1 Loan, VAR, 5.000%, 11/18/13	7,863
1,095	GMACM, Term A-2 Loan, VAR, 6.750%, 11/18/13	1,050

		8,913

	Diversified Financial Services — 1.6%
2,597	AWAS Aviation Capital, Term Loan, VAR, 4.750%, 07/16/18	2,629
7,775	International Lease Finance Corp., Term Loan, VAR, 4.750%, 04/12/16	7,858
995	Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	1,000
	Nuveen Investments, Inc., Additional Extended 1st Lien Term Loan,
3,369	VAR, 5.813%, 05/13/17	3,367
4,556	VAR, 5.862%, 05/13/17	4,554
1,877	Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	1,878

		21,286

	Insurance — 0.5%
5,000	Flying Fortress, Term Loan, VAR, 5.000%, 06/30/17	5,053
1,483	USI Holdings, Series D New Term Loan, VAR, 05/04/14 ^	1,482

		6,535

	Thrifts & Mortgage Finance — 0.3%
4,008	Homeward Residential, Inc., Initial Term Loan, VAR, 8.250%, 08/08/17	4,008

	Total Financials	43,869

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
Health Care — 8.0%
	Health Care Equipment & Supplies — 0.7%
8,400	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	8,457

	Health Care Providers & Services — 5.1%
9,000	CHG Healthcare Services, Tem Loan, VAR, 5.000%, 11/19/19	8,978
	Community Health Systems, Inc., Extended Term Loan,
4,486	VAR, 3.811%, 01/25/17	4,514
120	VAR, 3.862%, 01/25/17	120
4,000	HCA, Inc., Term B-3 Loan, VAR, 3.459%, 05/01/18	4,002
1,000	HCA, Inc., Tranche B-2 Term Loan, VAR, 3.612%, 03/31/17	1,000
4,963	HMA, Term Loan B, VAR, 4.500%, 11/16/18	5,006
5,821	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	5,830
13,015	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	12,267
1,383	Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	1,356
1,912	Multiplan, Inc., Term Loan B, VAR, 4.750%, 08/26/17	1,920
10,185	National Mentor Holdings, Inc., Tranche B -1 Term Loan, VAR, 6.500%, 02/09/17	10,147
3,566	U.S. Renal Care, 1st Lien Term Loan, VAR, 6.250%, 07/03/19	3,602
9,903	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	9,967

		68,709

	Pharmaceuticals — 2.2%
945	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	945
	Aptalis Pharma, Inc., Term Loan,
13,693	VAR, 5.500%, 02/10/17	13,689
1,477	VAR, 5.500%, 02/10/17	1,476
	Capsugel Holdings, Inc., Term Loan,
4,124	VAR, 4.750%, 08/01/18	4,156
1,126	VAR, 4.750%, 08/01/18	1,135
	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
3,937	VAR, 5.250%, 09/15/17	3,978
2,023	VAR, 5.250%, 09/15/17	2,044
1,386	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.209%, 09/15/16	1,388
990	Grifols, Inc., U.S. Tranche B Term Loan, VAR, 4.500%, 06/01/17	1,001

		29,812

	Total Health Care	106,978

Industrials — 11.0%
	Aerospace & Defense — 0.4%
467	Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	470
2,471	Transdigm Group, Inc., Tranche B-1 Term Loan, VAR, 4.000%, 02/14/17	2,479
2,610	Transdigm Group, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 02/14/17	2,621

		5,570

	Airlines — 2.7%
29,350	Delta Air Lines, Inc., Term B-1 Loan, VAR, 5.250%, 10/18/18	29,460
7,288	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	7,261

		36,721

	Building Products — 1.3%
2,400	Alon USA Energy, Inc., 2nd Lien Term Loan, VAR, 11/08/18 ^	2,412
253	Nortek, Inc., 1st Lien Term Loan, VAR, 5.250%, 04/26/17	254
	Roofing Supply Group, Term Loan,
5,635	VAR, 5.000%, 05/31/19	5,640
4,837	VAR, 5.000%, 05/31/19	4,841
3,837	Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18	3,869

		17,016

	Commercial Services & Supplies — 3.1%
2,244	ACCO Brands, Term B Loan, VAR, 4.250%, 05/01/19	2,261
5,000	ADS Waste Holding, Inc., Term Loans, VAR, 5.250%, 10/09/19	5,053
4,300	Asurion LLC, Term Loan, VAR, 4.750%, 07/23/17	4,320
1,481	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	1,489
6,609	Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	6,646
4,490	Garda World Security, Term Loan, VAR, 4.500%, 10/25/19	4,535
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
1,867	VAR, 5.459%, 06/30/17	1,720
1,363	VAR, 5.459%, 06/30/17	1,256
667	VAR, 5.459%, 06/30/17	614

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Commercial Services & Supplies — Continued
553	VAR, 5.459%, 06/30/17	509
	Harland Clarke Holdings Corp., Non-Extended Tranche B-1 Term Loan,
4,085	VAR, 2.709%, 06/30/14	3,922
2,984	VAR, 2.709%, 06/30/14	2,864
1,459	VAR, 2.709%, 06/30/14	1,400
1,210	VAR, 2.709%, 06/30/14	1,162
3,737	Sourcehov LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17	3,684
500	Sourcehov LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	453

		41,888

	Industrial Conglomerates — 0.4%
4,748	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	4,746
689	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	689

		5,435

	Industrial Machinery — 0.4%
4,625	Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18	4,665

	Machinery — 0.8%
2,757	Colfax Corp., Term Loan, VAR, 4.500%, 01/11/19	2,790
	CPM Holdings, Term Loan,
4,414	VAR, 6.250%, 08/29/17	4,442
11	VAR, 6.250%, 08/29/17	11
3,750	WireCo World Group, Term Loan, VAR, 6.000%, 02/15/17	3,792

		11,035

	Road & Rail — 1.4%
4,445	Calpine Corp., Term Loan, VAR, 4.500%, 10/09/19	4,472
11,000	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	10,993
	Swift Transportation Co., Tranche B-2 Term Loan,
1,610	VAR, 5.000%, 12/21/17	1,622
524	VAR, 5.000%, 12/21/17	528
506	VAR, 5.000%, 12/21/17	510
204	VAR, 5.000%, 12/21/17	205

		18,330

	Transportation Infrastructure — 0.5%
644	Landmark Aviation, Canadian Term Loans, VAR 5.750%, 10/25/19	642
6,050	Landmark Aviation, Term Loan, VAR 5.750%,10/25/19	6,035

		6,677

	Total Industrials	147,337

Information Technology — 11.8%
	Communications Equipment — 1.5%
9,579	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.812%, 10/26/17	8,377
	Genesys Telecom Holdings, Term Loan,
2,488	VAR, 6.750%, 01/31/19	2,510
2,488	VAR, 6.750%, 01/31/19	2,509
	Syniverse Holdings, Inc., Initial Term Loan,
6,965	VAR, 5.000%, 04/23/19	7,000
18	VAR, 5.000%, 04/23/19	17

		20,413

	Computers & Peripherals — 0.5%
3,238	Sealed Air, Term Loan, VAR, 4.750%, 10/03/18 ^	3,262
3,762	Sealed Air, Term Loan B, VAR, 4.750%, 10/03/18 ^	3,790

		7,052

	Electronic Equipment, Instruments & Components — 1.6%
11,239	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	11,099
5,519	Oberthur Technologies, Facility B3, VAR, 6.250%, 11/30/18	5,422
750	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	754
3,457	Sensus USA, Inc., Term Loan, VAR, 4.750%, 05/09/17	3,450

		20,725

	Internet Software & Services — 1.6%
11,590	Go Daddy Group, Inc.(The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	11,561
2,400	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	2,374
2,000	Sabre, Inc., Incremental Term Loan, VAR, 7.250%, 12/29/17	2,019
5,670	Sabre, Inc., Term Loan B Extended, VAR, 5.959%, 09/30/17	5,681

		21,635

	IT Services — 3.8%
14,055	Ceridian Corp., Extended U.S. Term Loan, VAR, 5.958%, 05/09/17	14,011
2,025	First Data Corp., 2018 B Term Loan, VAR, 5.208%, 09/24/18	1,981
9,200	First Data Corp., Extended 2017 U.S., Term Loan, VAR, 5.208%, 03/24/17	9,023
12,500	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.208%, 03/26/18	11,894
77	First Data Corp., Non-Extended B-1 3/12 Term, VAR, 2.958%, 09/24/14	77

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	IT Services — Continued
44	First Data Corp., Non-Extended B-2 3/12 Term, VAR, 2.958%, 09/24/14	44
46	First Data Corp., Non-Extended B-3 3/12 Term, VAR, 2.958%, 09/24/14	46
10,826	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	10,882
2,975	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.097%, 01/30/17 (i)	2,968

		50,926

	Semiconductors & Semiconductor Equipment — 1.4%
8,246	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.462%, 12/01/16	7,992
6,757	NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	6,867
3,980	NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	4,005

		18,864

	Software — 1.4%
	Attachmate Corp., 1st Lien Term Loan,
8,826	VAR, 7.250%, 11/22/17	8,909
172	VAR, 7.250%, 11/22/17	174
6,410	Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	6,469
3,591	Magic Newco, LLC, 1st Lien Term Loan, VAR, 7.250%, 12/12/18	3,630

		19,182

	Total Information Technology	158,797

Materials — 6.6%
	Chemicals — 2.3%
4,975	Ascend Performance Materials, Term B Loan, VAR, 6.750%, 04/10/18	4,876
4,883	AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17	4,957
	Harko C.V., Term Loan B,
2,286	VAR, 5.750%, 08/02/17	2,301
1,674	VAR, 5.750%, 08/02/17	1,686
	PL Propylene LLC, Term Loan,
2,923	VAR, 7.000%, 03/27/17	2,966
7	VAR, 7.000%, 03/27/17	8
6,469	PolyOne, Term Loan B, VAR, 5.000%, 12/20/17	6,496
7,855	Trinseo, 1st Lien Term Loan, VAR, 8.000%, 08/02/17	7,517

		30,807

	Construction Materials — 0.9%
5,970	Road Infrastructure Investment LLC, 1st Lien Term Loan, VAR, 6.250%, 03/30/18	5,955
5,970	Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	6,018

		11,973

	Containers & Packaging — 1.6%
	Reynolds Group Holdings U.S., Term Loan,
7,555	VAR, 4.750%, 09/28/18	7,611
6,485	VAR, 4.750%, 09/28/18	6,533
3,959	VAR, 4.750%, 09/28/18	3,989
3,200	Southern Graphics, Inc., Term Loan, VAR, 6.000%, 10/17/19	3,196

		21,329

	Metals & Mining — 1.8%
13,300	FMG Resources Pty Ltd., Term Loan, (Australia), VAR, 5.250%, 10/18/17	13,333
5,174	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	5,194
5,551	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17	5,566

		24,093

	Total Materials	88,202

Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.8%
13,917	Level 3 Financing, Inc., Term Loan B, VAR, 5.250%, 08/01/19	14,004
9,386	Zayo Group, Term Loan, VAR, 5.250%, 07/02/19	9,443

		23,447

	Wireless Telecommunication Services — 0.7%
	Cricket Communications, Term Loan, (Germany),
9,444	VAR, 4.750%, 10/10/19	9,485
24	VAR, 4.750%, 10/10/19	24

		9,509

	Total Telecommunication Services	32,956

Utilities — 0.3%
	Independent Power Producers & Energy Traders — 0.3%
1,384	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	1,428
763	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	794
	Texas Competitive Electric, Extended Term Loan,
1,654	VAR, 4.709%, 10/10/17	1,076
500	VAR, 4.810%, 10/10/17	326

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Independent Power Producers & Energy Traders — Continued
346	VAR, 4.810%, 10/10/17	225

	Total Utilities	3,849

	Total Loan Participations & Assignments (Cost $1,013,899)	1,023,269

SHARES
Short-Term Investment — 13.6%
	Investment Company — 13.6%
182,515	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $182,515)	182,515

	Total Investments — 106.7% (Cost $1,421,929)	1,435,054
	Liabilities in Excess of Other Assets — (6.7)%	(89,204)

	NET ASSETS — 100.0%	$1,345,850

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,103,000	NOK	Credit Suisse International	01/09/13	896	900	(4)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DIP	—	Debtor-in-Possession
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.
^	—	All or a portion of the security is unsettled as of November 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,131
Aggregate gross unrealized depreciation	(4,006)

Net unrealized appreciation/depreciation	$13,125

Federal income tax cost of investments	$1,421,929

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Securities	$—	$14,061	$—		$14,061
Corporate Bonds
Consumer Discretionary	—	60,920	—		60,920
Consumer Staples	—	7,276	—		7,276
Energy	—	25,013	—		25,013
Financials	—	28,343	—		28,343
Industrials	—	2,903	6,740		9,643
Information Technology	—	11,970	—		11,970
Materials	—	36,817	—		36,817
Telecommunication Services	—	15,310	—		15,310
Utilities	—	16,585	—		16,585

Total Corporate Bonds	—	205,137	6,740		211,877

Preferred Stocks
Consumer Discretionary	—	1,012	—		1,012
Financials	—	2,320	—		2,320

Total Preferred Stocks	—	3,332	—		3,332

Loan Participations & Assignment
Consumer Discretionary	—	303,542	541		304,083
Consumer Staples	—	75,296	—		75,296
Energy	—	61,902	—		61,902
Financials	—	43,869	—		43,869
Health Care	—	106,978	—		106,978
Industrials	—	147,337	—		147,337
Information Technology	—	155,829	2,968		158,797
Materials	—	88,202	—		88,202
Telecommunication Services	—	32,956	—		32,956
Utilities	—	3,849	—		3,849

Total Loan Participations & Assignments	—	1,019,760	3,509		1,023,269

Short-Term Investment
Investment Company	182,515	—	—		182,515

Total Investments in Securities	$182,515	$1,242,290	$10,249	*	$1,435,054

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4)	$—		$(4)

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $10,249,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the year ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Floating Rate Income Fund	Balance as of 08/31/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2012
Investments in Securities
Corporate Bond - Industrials	$—	$—	$1	$(1)	$6,740	$—	$—	$—	$6,740
Loan Participations & Assignments - Consumer Discretionary	649	—	(108)	—	—	—	—	—	541
Loan Participations & Assignments - Information Technology	2,706	—	257	5	—	—	—	—	2,968

Total	$3,355	$—	$150	$4	$6,740	$—	$—	$—	$10,249

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $150,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 8.2%
	Italy — 1.7%
EUR 160	Atlante Finance Srl, Series 1, Class A, VAR, 0.391%, 07/29/47 (m)	194
EUR 188	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, VAR, 0.405%, 03/14/23 (m)	238

		432

	United States — 6.5%
157	ACE Securities Corp., Series 2004-OP1, Class M2, SUB, 1.783%, 04/25/34	120
	Argent Securities, Inc.,
188	Series 2004-W3, Class A3, SUB, 1.028%, 02/25/34	162
185	Series 2003-W7, Class M2, SUB, 2.833%, 03/25/34	158
156	Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M3, SUB, 2.307%, 10/25/33	133
164	Fremont Home Loan Trust, Series 2004-2, Class M2, SUB, 1.137%, 07/25/34	145
161	Home Equity Asset Trust, Series 2004-6, Class M2, SUB, 1.108%, 12/25/34	142
130	New Century Home Equity Loan Trust, Series 2003-4, Class M2, SUB, 2.937%, 10/25/33	120
168	Option One Mortgage Loan Trust, Series 2003-2, Class M1, SUB, 1.182%, 04/25/33	138
170	RASC Trust, Series 2005-KS2, Class M1, SUB, 0.637%, 03/25/35	148
	Structured Asset Investment Loan Trust,
159	Series 2003-BC3, Class M1, SUB, 1.632%, 04/25/33	150
300	Series 2003-BC10, Class A4, VAR, 1.208%, 10/25/33	257

		1,673

	Total Asset-Backed Securities (Cost $2,080)	2,105

Collateralized Mortgage Obligations — 1.7%
	Agency CMO — 0.8%
	United States — 0.8%
599	Federal Home Loan Mortgage Corp. REMICS, Series 3110, Class SL, IF, IO, 5.942%, 02/15/26	91
468	Federal National Mortgage Association REMICS, Series 2005-13, Class SQ, IF, IO, 5.893%, 03/25/35	97

		188

	Non-Agency CMO — 0.9%
	United States — 0.9%
231	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2, Class 3A5, 5.250%, 03/25/37	237

	Total Collateralized Mortgage Obligations (Cost $419)	425

Commercial Mortgage-Backed Securities — 3.2%
	Ireland — 3.2%
EUR 324	Fleet Street Finance plc, Series 3, Class A1, VAR, 0.393%, 10/25/16 (m)	388
EUR 339	Talisman Finance plc, Series 7, Class A, VAR, 0.405%, 04/22/17 (m)	421

	Total Commercial Mortgage-Backed Securities (Cost $773)	809

Corporate Bonds — 68.4%
	Australia — 0.3%
70	Newcrest Finance Pty Ltd., 4.200%, 10/01/22 (e) (m)	72

	Austria — 0.9%
280	OGX Austria GmbH, Reg. S., 8.375%, 04/01/22 (m)	228

	Bermuda — 0.8%
200	Aircastle Ltd., 7.625%, 04/15/20	218

	Cayman Islands — 2.1%
200	China Shanshui Cement Group Ltd., Reg. S., 10.500%, 04/27/17 (m)	226
200	Country Garden Holdings Co., Ltd., Reg. S., 11.125%, 02/23/18 (m)	231
70	Transocean, Inc., 3.800%, 10/15/22 (m)	71

		528

	Chile — 0.8%
200	CFR International SpA, 5.125%, 12/06/22 (e) (m)	203

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Denmark — 0.6%
GBP 95	Danske Bank A/S, VAR, 5.375%, 09/29/21 (m)	145

	France — 0.6%
EUR 100	Rexel S.A., 7.000%, 12/17/18 (m)	142

	Germany — 2.2%
EUR 150	Kabel Deutschland Holding AG, Reg. S., 6.500%, 07/31/17 (m)	210
EUR 90	Orion Engineered Carbons Bondco GmbH, Reg. S., 10.000%, 06/15/18 (m)	127
EUR 150	Unitymedia KabelBW GmbH, Reg. S., 9.500%, 03/15/21 (m)	224

		561

	Ireland — 0.8%
EUR 150	Ardagh Packaging Finance plc, Reg. S., 9.250%, 10/15/20 (m)	208

	Luxembourg — 7.0%
EUR 150	Capsugel FinanceCo S.C.A., Reg. S., 9.875%, 08/01/19 (m)	220
200	Evraz Group S.A., Reg. S., 6.750%, 04/27/18 (m)	200
EUR 100	Fiat Industrial Finance Europe S.A., 6.250%, 03/09/18 (m)	142
EUR 150	HeidelbergCement Finance Luxembourg S.A., 9.500%, 12/15/18 (m)	243
250	Intelsat Luxembourg S.A., PIK, 12.500%, 02/04/17	265
200	Minerva Luxembourg S.A., Reg. S., 12.250%, 02/10/22 (m)	236
EUR 100	Ontex IV S.A., Reg. S., 7.500%, 04/15/18 (m)	137
EUR 100	Picard Bondco S.A., Reg. S., 9.000%, 10/01/18 (m)	144
EUR 150	Sunrise Communications Holdings S.A., Reg. S., 8.500%, 12/31/18 (m)	211

		1,798

	Mexico — 0.8%
200	Mexichem SAB de CV, 6.750%, 09/19/42 (e) (m)	218

	Netherlands — 1.1%
EUR 100	Conti-Gummi Finance B.V., Reg. S., 7.125%, 10/15/18 (m)	139
EUR 100	Schaeffler Finance B.V., Reg. S., 7.750%, 02/15/17 (m)	142

		281

	South Africa — 0.5%
EUR 100	Foodcorp Pty Ltd., Reg. S., 8.750%, 03/01/18 (m)	140

	Spain — 0.5%
EUR 100	Obrascon Huarte Lain S.A., 8.750%, 03/15/18 (m)	140

	Sweden — 1.7%
EUR 100	Eileme 2 AB, Reg. S., 11.750%, 01/31/20 (m)	149
EUR 100	Norcell Sweden Holding 2 AB, Reg. S., 10.750%, 09/29/19 (m)	141
EUR 100	Skandinaviska Enskilda Banken AB, VAR, 4.000%, 09/12/22 (m)	137

		427

	Switzerland — 1.1%
EUR 220	UBS AG, VAR, 4.280%, 04/15/15 (m) (x)	270

	Turkey — 0.8%
200	Yapi ve Kredi Bankasi AS, 5.500%, 12/06/22 (e) (m)	200

	United Kingdom — 10.5%
GBP 130	Barclays Bank plc, VAR, 14.000%, 06/15/19 (m) (x)	278
GBP 100	Boparan Finance plc, Reg. S., 9.875%, 04/30/18 (m)	178
EUR 100	EC Finance plc, Reg. S., 9.750%, 08/01/17 (m)	140
GBP 100	Heathrow Finance plc, 7.125%, 03/01/17 (m)	173
EUR 225	HSBC Capital Funding LP, VAR, 5.130%, 03/29/16 (m) (x)	290
400	Ineos Finance plc, 8.375%, 02/15/19 (e)	427
	Lloyds TSB Bank plc,
GBP 70	VAR, 5.750%, 07/09/25 (m)	104
EUR 75	VAR, 11.875%, 12/16/21 (m)	118
GBP 100	Priory Group No. 3 plc, Reg. S., 7.000%, 02/15/18 (m)	168
EUR 100	R&R Ice Cream plc, Reg. S., 8.375%, 11/15/17 (m)	142
200	Royal Bank of Scotland plc (The), VAR, 9.500%, 03/16/22 (m)	233
GBP 133	Standard Life plc, VAR, 6.750%, 07/12/27 (m) (x)	220
200	Vedanta Resources plc, Reg. S., 8.250%, 06/07/21 (m)	216

		2,687

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– 35.3%
200	American International Group, Inc., 6.250%, 03/15/37 (m)	204
200	Bank of America Corp., VAR, 8.000%, 01/30/18 (m) (x)	221
500	Biomet, Inc., 6.500%, 08/01/20 (e)	522
500	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (e)	490
300	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 06/01/20	334
200	Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)	216
400	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	441
150	Citigroup, Inc., VAR, 5.950%, 01/30/23 (m) (x)	153
70	Continental Airlines, 2012-2 Class A Pass-Through Certificates, 4.000%, 10/29/24 (m)	73
250	Del Monte Corp., 7.625%, 02/15/19	257
500	DISH DBS Corp., 6.750%, 06/01/21	565
200	DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18 (e)	218
	First Data Corp.,
250	6.750%, 11/01/20 (e)	252
250	PIK, 10.000%, 01/15/22 (e)	254
300	GCI, Inc., 8.625%, 11/15/19	321
400	HCA, Inc., 7.500%, 02/15/22	455
65	Hewlett-Packard Co., 6.000%, 09/15/41 (m)	61
50	JC Penney Corp., Inc., 6.375%, 10/15/36	38
400	Level 3 Financing, Inc., 8.125%, 07/01/19	428
200	MetLife, Inc., 6.400%, 12/15/36 (m)	212
250	MGM Resorts International, 9.000%, 03/15/20	278
500	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	515
250	Sabre, Inc., 8.500%, 05/15/19 (e)	264
200	Sealed Air Corp., 8.375%, 09/15/21 (e)	225
75	Spectrum Brands, Inc., 9.500%, 06/15/18	85
500	Sprint Capital Corp., 8.750%, 03/15/32	594
350	Tenet Healthcare Corp., 8.000%, 08/01/20	375
200	UCI International, Inc., 8.625%, 02/15/19	193
250	United Rentals North America, Inc., 8.250%, 02/01/21	280
500	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)	544

		9,068

	Total Corporate Bonds (Cost $17,275)	17,534

Foreign Government Securities — 10.0%
	France — 2.0%
EUR 369	Government of France, 4.000%, 10/25/14 (m)	515

	Mexico — 2.4%
MXN 7,000	Mexican Bonos, Series M, 7.750%, 11/13/42 (m)	620

	South Africa — 2.2%
ZAR 6,400	Republic of South Africa, Series R209, 6.250%, 03/31/36 (m)	565

	Turkey — 1.3%
TRY 500	Republic of Turkey, 9.500%, 01/12/22 (m)	328

	Venezuela — 2.1%
475	Republic of Venezuela, Reg. S., 12.750%, 08/23/22 (m)	531

	Total Foreign Government Securities (Cost $2,548)	2,559

Preferred Stocks — 2.4%
	United States — 2.4%
8	Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($25 par value) @ (m)	201
3	Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @ (a) (m)	75
6	Goldman Sachs Group, Inc. (The), 5.950%, 11/10/17 ($25 par value) @ (m)	148
8	Public Storage, Series V, 5.375%, 09/20/17 ($25 par value) @ (a) (m)	205

	Total Preferred Stocks (Cost $625)	629

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.1%
	Investment Company — 2.1%
546	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $546)	546

	Total Investments — 96.0% (Cost $24,266)	24,607
	Other Assets in Excess of Liabilities — 4.0%	1,022

	NET ASSETS — 100.0%	$25,629

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except for number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	Euro Bobl	12/06/12	164	—	(h)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
98,113	EUR	BNP Paribas	02/14/13	128	128	—	(h)
42,861	EUR	BNP Paribas	12/07/12	56	56	—	(h)
142,000	EUR	Citibank, N.A.	12/07/12	186	185	(1)
4,626,827	EUR	Goldman Sachs International	12/07/12	6,009	6,017	8
21,450	EUR	Morgan Stanley	12/07/12	28	28	—	(h)
40,026	EUR	Societe Generale	12/07/12	51	52	1
444,474	EUR	Union Bank of Switzerland AG	12/07/12	577	578	1
80,660	EUR	Union Bank of Switzerland AG	02/14/13	104	105	1
883,329	GBP	Credit Suisse International	12/07/12	1,414	1,415	1
9,400	GBP	Morgan Stanley	12/07/12	15	15	—	(h)
35,811	GBP	State Street Corp.	12/07/12	57	57	—	(h)
33,635	GBP	Union Bank of Switzerland AG	02/14/13	54	54	—	(h)
13,884,375	INR†	Morgan Stanley	12/07/12	258	255	(3)
13,884,375	INR†	Credit Suisse International	02/14/13	250	252	2
7,839,660	RUB†	Credit Suisse International	12/07/12	250	254	4
7,839,660	RUB†	Credit Suisse International	02/14/13	250	251	1
453,525	TRY	Royal Bank of Canada	12/07/12	251	254	3

				9,938	9,956	18

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
25,733	EUR	BNP Paribas	12/07/12	33	33	—	(h)
5,274,493	EUR	Citibank, N.A.	12/07/12	6,820	6,860	(40)
17,412	EUR	State Street Corp.	12/07/12	23	23	—	(h)
4,626,827	EUR	Goldman Sachs International	02/14/13	6,013	6,021	(8)
55,281	GBP	Societe Generale	12/07/12	89	89	—	(h)
873,259	GBP	State Street Corp.	12/07/12	1,413	1,399	14
883,329	GBP	Credit Suisse International	02/14/13	1,414	1,415	(1)
13,884,375	INR†	Credit Suisse International	12/07/12	253	255	(2)
7,839,660	RUB†	Credit Suisse International	12/07/12	253	254	(1)
453,525	TRY	Barclays Bank plc	12/07/12	251	254	(3)

				16,562	16,603	(41)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INR	—	Indian Rupee
MXN	—	Mexican Peso
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
TRY	—	New Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
ZAR	—	South African Rand
†	—	Non-deliverable forward.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498
Aggregate gross unrealized depreciation	(157)

Net unrealized appreciation/depreciation	$341

Federal income tax cost of investments	$24,266

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
United States	$629	$—	$—		$629
Debt Securities
Asset-Backed Securities	—	2,105	—		2,105
Collateralized Mortgage Obligations
United States	—	425	—		425
Commercial Mortgage-Backed Securities	—	809	—		809
Corporate Bonds
Australia	—	72	—		72
Austria	—	228	—		228
Bermuda	—	218	—		218
Cayman Islands	—	528	—		528
Chile	—	203	—		203
Denmark	—	145	—		145
France	—	142	—		142
Germany	—	561	—		561
Ireland	—	208	—		208
Luxembourg	—	1,798	—		1,798
Mexico	—	218	—		218
Netherlands	—	281	—		281
South Africa	—	140	—		140
Spain	—	140	—		140
Sweden	—	427	—		427
Switzerland	—	270	—		270
Turkey	—	200	—		200
United Kingdom	—	2,687	—		2,687
United States	—	8,995	73		9,068

Total Corporate Bonds	—	17,461	73		17,534

Foreign Government Securities	—	2,559	—		2,559
Short-Term Investment
Investment Company	546	—	—		546

Total Investments in Securities	$1,175	$23,359	$73	*	$24,607

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$36	$—	$36
Futures Contracts	—	(a)	—	—	—	(a)

Total Appreciation in Other Financial Instruments	$—	(a)	$36	$—	$36

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(59)	$—	$(59)

(a)	Amount rounds to less than $1,000.
*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $73,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 09/04/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Corporate Bond - United States	$—	$—	$3	$—	$70	$—	$—	$—	$73

	$—	$—	$3	$—	$70	$—	$—	$—	$73

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $3,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 29, 2013